Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
Rail
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following table reconciles the Net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025	2024
Net assets available for benefits per financial statements	$—	$16,930
Certain deemed distributions of participant loans	—	(2)
Adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	—	(22)
Net assets per Form 5500	$—	$16,906

The following table reconciles the Plan's increase (decrease) in net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025
Plan's increase (decrease) in net assets available for benefits per financial statements	$556
Change in certain deemed distributions of participant loans	2
Change in adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	22
Net income (loss) per Form 5500	$580